ONGOING LITIGATION (Details) - Kirkland Lake Gold Ltd $ in Thousands	Dec. 31, 2023 USD ($) item	Sep. 24, 2020 item
ONGOING LITIGATION
Litigation matters outstanding	1
Potential liability | $	$ 0
Number of lead plaintiff		1
Number of lead counsel		1